Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventories
Raw materials and consumables	$ 250,891		$ 240,836
Inventories in process	37,158		47,074
Finished goods	38,411		22,640
Total inventories	326,460		$ 310,550
Cost of merchandise sold	76,000	$ 42,000
Pre-launch inventory awaiting facility approval
Inventories
Total inventories	$ 84,000